Related parties	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Related parties

7. Related parties

a) An analysis of balances due from/to related parties at December 31, 2024 and 2023 is provided below.

All companies are considered affiliates, since the Company’s primary shareholders or directors are also direct or indirect shareholders or directors of the related parties:

	Type of transaction	Country of origin	2024		2023		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	US$	2,161	US$	-	30 days

Due to:
MRO Commercial, S.A. (“MRO”)	Aircraft maintenance and technical support	El Salvador	US$	979	US$	8	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		662		1,918	30 days
A&P International Services, S.A.P.I de C.V. (“AISG”)	Aircraft maintenance	Mexico		299		313	30 days
Mijares, Angoitia, Cortés y Fuentes, S.C.	Professional fees	Mexico		146		105	30 days
Chevez, Ruiz, Zamarripa y Cía., S.C.	Professional fees	Mexico		117		620	30 days
Volantio, Inc.	Customer support services	USA		80		-	30 days
Jetsmart Airlines S.A. (“Jetsmart Argentina”)	Leases	Argentina		80		-	30 days
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)	Airport Services	Mexico		-		12,881	30 days
			US$	2,363	US$	15,845

b) During the years ended December 31, 2024, 2023 and 2022, the Company had the following transactions with related parties:

Related party transactions	Country of origin	2024		2023		2022
Revenues:
Transactions with affiliates
Frontier Airlines Inc (“Frontier”)
Code-share	USA	US$	5,478	US$	—	US$	5
Jetsmart Airlines SpA (“Jetsmart Chile”)
Professional fees	Chile		240		—		—
Jetsmart Airlines S.A. (“Jetsmart Argentina”)
Leases	Argentina		80		—		—
Expenses:
Transactions with affiliates
MRO Commercial, S.A.
Aircraft maintenance (1)	El Salvador	US$	21,354	US$	15,674	US$	11,097
Technical support	El Salvador		24		17		—
A&P International Services, S.A.P.I de C.V. (“AISG”)
Aircraft maintenance	Mexico		2,986		2,895		914
Volantio Inc.
Customer support services	USA		420		—		—

Related party transactions	Country of origin	2024	2023	2022
Mijares, Angoitia, Cortés y Fuentes, S.C.
Professional fees	Mexico	196	225	196
Chevez, Ruiz, Zamarripa y Cía, S.C.
Professional fees	Mexico	192	1,175	923
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)
Airport services	Mexico	—	12,263	9,792
Servprot, S.A. de C.V.
Security services	Mexico	—	115	207
Aeromantenimiento, S.A.
Aircraft maintenance	El Salvador	—	—	3,690
Technical support	El Salvador	—	—	170
(1)	Includes amounts as part of major maintenance.

c)	Frontier Airlines Inc. (“Frontier”)

Frontier is considered a related party because Brian H. Franke and Andrew Broderick serve as members of both the Company’s board of directors and Frontier’s board of directors. They are also managing directors of Indigo Partners, which has investments in both Companies.

As of December 31, 2024, the account receivable was US$2,161. As of December 31, 2023, the Company did not have outstanding balance due to Frontier. As of December 31, 2024 and 2023, the account payable was US$662 and US$1,918, respectively.

During the year ended December 31, 2024, the Company recognized revenue under this agreement of US$5,478. During the year ended December 31, 2023, the Company did not have revenue transactions. During the year ended December 31, 2022, the Company recognized revenue under this agreement of US$5.

d)	Servprot S.A. de C.V. (“Servprot”)

Servprot was a related party until June 13, 2023, because Enrique Beltranena Mejicano, the Company’s Chief Executive Officer and director, was shareholder of such Company. Servprot provides security services for Mr. Beltranena and his family.

During the years ended December 31, 2023 and 2022, the Company expensed US$115 and US$207, respectively.

e) Aeromantenimiento, S.A. (“Aeroman”)

Aeroman is a related party because Marco Baldocchi, a member of the Company´s board of directors, was a member of Aeroman’s board of directors until November 2024. Additionally, Mr. Joaquin Alberto Palomo, a member of the Company´s board of directors, is a director of Aeroman’s board of directors. On January 1, 2017, the Company entered into an aircraft repair and maintenance service agreement with Aeroman. On January 1, 2022, the Company entered into an amendment with Aeroman and MRO Commercial, S.A. (“MRO”), an affiliate of Aeroman, to extend the agreement until January 1, 2027 and on January 1, 2024, we entered into a new agreement to extend the term of the agreement until December 31, 2028. This agreement provides for the exclusive use of Aeroman’s services for the repair and maintenance of aircraft, subject to availability. Under this agreement, Aeroman provides inspection, maintenance, repair and overhaul services for aircraft. The Company makes payments under this agreement depending on the services performed.

As of December 31, 2024 and 2023, the Company did not have outstanding balance due to Aeroman.

During the year ended December 31, 2024 and 2023, the Company did not have expense transactions.

The Company incurred expenses in aircraft maintenance and technical support with Aeroman, which amounted to US$3,860 for the year ended December 31, 2022.

As of December 31, 2024 and 2023, the balance due under the agreement with MRO was US$979 and US$8, respectively.

During the years ended December 31, 2024, 2023 and 2022, the Company incurred expenses in aircraft maintenance and technical support with MRO amounted to US$21,378, US$15,691 and US$11,097, respectively.

f) Mijares, Angoitia, Cortés y Fuentes, S.C. (“MACF”)

MACF is a related party because Ricardo Maldonado Yañez and Eugenio Macouzet de León, member and alternate member, respectively, of the board of the Company since April 2018, are partners of MACF, which provides legal services to us.

As of December 31, 2024 and 2023, the balance due under the agreement with MACF was US$146 and US$105, respectively.

During the years ended December 31, 2024, 2023 and 2022, the Company recognized expenses in legal services under this agreement that amounted to US$196, US$225 and US$196, respectively.

g) Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)

OMA was considered a related party because Mr. Ricardo Maldonado Yañez was an independent member of OMA’s board of directors, is an independent member of our board of directors and the chairman of our Corporate Practices Committee. Additionally, Mrs. Guadalupe Phillips Margain, one of our independent members, was a member of OMA’s board of directors until November 2022.

As of the issuance date of this report, OMA is no longer a related party.

As of December 31, 2023, the account payable with OMA was US$12,881.

During the years ended December 31, 2023 and 2022, the Company recognized expenses with OMA of US$12,263 and US$9,792, respectively.

h) Chevez, Ruiz, Zamarripa y Cía, S.C. (“Chevez”)

Chevez is a related party because Mr. José Luis Fernández Fernández is an independent member of the board of directors, as well as the chairman of the Audit Committee of the Company and non-managing limited partner of Chevez. Chevez provides tax advisory services to us.

As of December 31, 2024 and 2023, the account payable with Chevez was US$117 and US$620, respectively.

During the years ended December 31, 2024, 2023 and 2022, the Company recognized expenses with Chevez of US$192, US$1,175 and US$923, respectively.

i) A&P International Services, S.A.P.I. de C.V. (“AISG”)

From July 4, 2022, AISG has been considered a related party because Harry F. Krensky, a member of our Board of Directors, is the Chairman of the Board of Directors of AISG. Additionally, Harry F. Krensky is managing partner of Discovery Americas, a private equity firm that indirectly holds/manages an investment position in AISG.

As of December 31, 2024 and 2023, the account payable with AISG was US$299 and US$313, respectively.

During the years ended December 31, 2024, 2023 and 2022, the Company recognized expenses in aircraft and engine maintenance amounted to US$2,986, US$2,895 and US$914, respectively.

j) Jetsmart Airlines SpA (“Jetsmart Chile”)

Jetsmart Chile is considered a related party because Brian H. Franke and Andrew Broderick serve on the Board of Directors of both the Company and Jetsmart Chile. On March 15, 2024, the Company entered into an agreement to provide pilot professional technical cooperation services with Jetsmart Chile.

As of December 31, 2024, the Company did not have outstanding balance due to Jetsmart Chile.

During the year ended December 31, 2024, the Company recorded revenues in pilot professional technical cooperation services of US$240.

k) Jetsmart Airlines S.A. (“Jetsmart Argentina”)

Jetsmart Argentina is considered a related party because Brian H. Franke serves on the Board of Directors of both the Company and Jetsmart Argentina. On December 11, 2024, the Company entered into an agreement to lease aircraft engines with Jetsmart Argentina.

As of December 31, 2024, the account payable with Jetsmart Argentina was US$80.

During the year ended December 31, 2024, the Company recorded revenues in lease aircraft engines of US$80.

l) CleanJoule, Inc. (“CleanJoule”)

CleanJoule is considered related party because Mr. Brian H. Franke, the chairman of our board of directors, is an officer of Franke Family Joule, LLC. Since May 23, 2023, he has been a shareholder of Clean Joule and has the right to appoint a member of its board of directors. Additionally, on May 23, 2023, Mr. Andrew Broderick, a member of our board of directors, was appointed by Franke Family Joule, LLC, as a member of the board of directors of CleanJoule. CleanJoule is a company that produces high-performance and cost-effective Sustainable Aviation Fuel from agricultural waste and organic residues. The Company directly purchased common stock of CleanJoule, recognizing 320,000 common stock shares amounting to US$4,000.

m) Volantio, Inc. (“Volantio”)

Volantio is considered a related party because Mr. William Dean Donovan, an independent member of our Board of Directors, also serves in Volantio’s Board of Directors as of August 13, 2024. Volantio provides customer support services to the Company.

As of December 31, 2024, the Company’s account payable with Volantio was US$80.

During the year ended December 31, 2024, Volantio recognized expenses of US$420.

n) Directors and officers

During the years ended December 31, 2024 and 2023, the chairman and the independent members of the Company’s board of directors received a net compensation of US$414 and US$696, respectively, and the rest of the directors received a net compensation of US$116 and US$242, respectively.

During the years ended December 31, 2024 and 2023, the amount paid to the chairman and independent members in-kind through the Company’s shares totaled US$788 and US$305, respectively.

During the years ended December 31, 2024, 2023 and 2022, all the Company’s senior managers received an aggregate compensation for short-term benefits of US$15,157, US$13,845 and US$11,679, respectively, as well as long-term benefits of US$6,508, US$5,689 and US$5,951, respectively. These amounts were recognized in salaries and benefits in the consolidated statements of operations.

During the years ended December 31, 2024, 2023 and 2022, the cost of share-based payments MIP transactions was US$6,309, US$6,048 and US$5,074, respectively. The benefit of the cash-settled payments MIP II was US$1,131, US$119 and US$4,365, respectively. (Note 18).

The Company has a short-term benefit plan to certain personnel whereby cash bonuses are awarded for meeting certain Company’s performance targets. As of December 31, 2024 and 2023, the Company recorded a provision in the amount of US$10,839 and US$6,541, respectively. In relation with this cash bonus, during the years ended December 31, 2024, 2023 and 2022, the Company recorded an expense for an amount of US$12,250, US$6,357 and US$6,893, respectively, under the caption salaries and benefits.